UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07921

B.B. Funds
(Exact name of registrant as specified in charter)

One Corporate Center, Rye, NY	10580-1422
(Address of principal executive offices)	(Zip code)

Bruce N. Alpert, One Corporate Center, Rye, NY 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-422-3554

Date of fiscal year end: 03/31

Date of reporting period: 12/31/08

    Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

B.B. Micro-Cap Growth Fund
Portfolio of Investments
December 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 100.2%
AEROSPACE - 1.8%
36,673	Ducommun, Inc.	$612,439
51,000	Herley Industries, Inc.	626,280
		1,238,719

BASIC MATERIALS - 6.0%
30,700	Core Moding Technologies, Inc. (a)	79,820
52,200	Ferro Corp.	368,010
18,600	Hawkins, Inc.	284,394
90,378	Landec Corp. (a)	594,687
125,200	Material Sciences Corp. (a)	194,060
197,000	Omnova Solutions, Inc. (a)	128,050
6,100	Penford Corp.	61,732
36,579	Quaker Chemical Corp.	601,725
113,460	Sims Metal Management Ltd. ADR	1,409,173
62,124	UFP Technologies, Inc. (a)	328,636
		4,050,287

BUSINESS SERVICES - 12.5%
18,900	Applied Signal Technology, Inc.	339,066
46,900	Bowne & Co., Inc.	275,772
17,305	Industrial Services of America, Inc.	91,197
22,000	John Bean Technologies Corp.	179,740
30,762	K-Tron International, Inc. (a)	2,457,884
132,229	Multi-Color Corp.	2,091,863
5,288	Preformed Line Products Co.	243,460
67,325	Standard Parking Corp. (a)	1,302,065
39,292	The Hackett Group, Inc. (a)	114,733
453,687	The Street.com, Inc.	1,315,692
		8,411,472

COMPUTER SERVICES - 4.5%
117,600	Edgewater Technology, Inc. (a)	304,584
162,700	Entegris, Inc. (a)	356,313
79,524	Key Technology, Inc. (a)	1,502,208
101,883	Learning Tree International, Inc. (a)	868,043
		3,031,148

CONSUMER SERVICES - 11.9%
82,900	1-800-FLOWERS.COM, Inc. (a)	316,678
35,550	America's Car-Mart, Inc. (a)	490,946
278,814	Amerigon, Inc. (a)	908,934
36,000	Ascent Media Corp. (a)	786,240
145,900	Belo Corp.	227,604
98,000	Coachmen Industries, Inc. (a)	180,320
47,800	D&E Communications, Inc.	320,260
51,000	Heelys, Inc.	115,770
38,700	Imax Corp. (a)	175,244
124,100	Journal Communications, Inc.	304,045
41,700	Lifeway Foods, Inc. (a)	374,466
39,700	Midas, Inc. (a)	416,453
88,700	Morton 's Restaurant Group, Inc. (a)	253,682
10,000	Pinnacle Entertainment, Inc. (a)	76,800
150,800	Primedia, Inc.	327,236
30,565	Schiff Nutrition International, Inc. (a)	182,473
32,503	Sonesta International Hotels Corp.	444,316
66,200	Stoneridge, Inc. (a)	301,872
105,577	Smith & Wesson Holding Corp. (a)	239,660
43,800	The Andersons, Inc.	721,824
97,900	The Pep Boys - Manny, Moe & Jack	404,327
50,000	The Princeton Review, Inc. (a)	246,500
160,100	Valassis Communications, Inc. (a)	211,332
		8,026,982

ELECTRONIC TECHNOLOGY - 18.1%
86,600	5N Plus, Inc. (a)	327,383
71,136	Actuate Corp. (a)	210,563
175,985	Advanced Battery Technologies, Inc. (a)	468,120
76,500	BTU International, Inc. (a)	306,000
168,400	California Micro Devices Corp. (a)	313,224
14,497	Cogo Group Inc. (a)	70,455
50,700	CTS Corp.	279,357
143,919	CyberSource Corp. (a)	1,725,589
34,148	Digital Ally, Inc. (a)	105,517
71,666	Diodes, Inc. (a)	434,296
94,300	Gerber Scientific, Inc. (a)	481,873
18,617	Globecomm Systems, Inc. (a)	102,207
209,449	GSI Technology, Inc. (a)	573,890
50,700	IntriCon Corp. (a)	182,520
25,048	INX, Inc. (a)	107,706
127,400	LeCroy Corp. (a)	388,570
12,800	Mercury Computer Systems, Inc. (a)	80,768
43,900	Mesa Laboratories, Inc.	747,178
69,500	MoSys, Inc. (a)	145,950
41,300	Newport Corp. (a)	280,014
23,700	Park Electrochemical Corp.	449,352
172,005	Pericom Semiconductor Corp. (a)	942,587
390,099	Stamford Industrial Group, Inc. (a)	253,564
51,000	Tier Technologies, Inc. (a)	275,400
123,592	Tower Semiconductor Ltd. (a)	16,685
152,137	Transact Technologies, Inc. (a)	698,309
65,500	TTM Technologies, Inc. (a)	341,255
127,400	Ultra Clean Holdings, Inc. (a)	256,074
30,800	Ultralife Corp. (a)	413,028
29,400	Ultratech, Inc. (a)	351,624
12,400	Vicor Corp.	81,964
19,081	Video Display Corp. (a)	153,030
45,500	Zoran Corp. (a)	310,765
38,100	Zygo Corp. (a)	263,271
		12,138,088

ENERGY - 5.1%
425,705	Boots & Coots International Well Control, Inc. (a)	502,332
85,000	Furmanite Corp. (a)	458,150
10,300	Gulf Island Fabrication, Inc.	148,423
206,018	Matrix Service Co. (a)	1,580,158
23,635	Mitcham Industries, Inc. (a)	93,831
14,200	Superior Well Services, Inc. (a)	142,000
18,800	Tesco Corp. (a)	134,232
247,165	The Meridian Resource Corp. (a)	140,884
13,000	WaterFurnace Renewable Energy, Inc.	245,727
		3,445,737

FINANCE - 7.7%
42,996	American Physicians Capital, Inc.	2,068,108
30,800	Ebix, Inc. (a)	736,120
35,000	Flushing Financial Corp.	418,600
31,795	Life Partners Holdings, Inc.	1,387,534
16,000	Oritani Financial Corp. (a)	269,600
18,200	Pzena Investment Management, Inc.	76,804
21,500	Wilshire Bancorp, Inc.	195,220
		5,151,986

HEALTH CARE - 21.6%
96,300	Air Methods Corp. (a)	1,539,837
50,708	Allion Healthcare, Inc. (a)	208,917
244,300	AMICAS, Inc. (a)	407,981
33,400	AngioDynamics, Inc. (a)	457,246
26,291	Bio-Imaging Technologies, Inc. (a)	96,225
193,300	BioLase Technology, Inc. (a)	288,017
124,900	Continucare Corp. (a)	263,539
39,665	CryoLife, Inc. (a)	385,147
29,700	Cutera, Inc. (a)	263,439
41,000	Cynosure Inc. (a)	374,330
145,600	Healthcare Services Group, Inc.	2,319,408
19,270	HMS Holdings Corp. (a)	607,390
30,000	I-Flow Corp. (a)	144,000
45,000	Matrixx Initiatives, Inc. (a)	742,050
25,000	Micrus Endovascular Corp. (a)	290,250
54,264	Neogen Corp. (a)	1,355,515
19,000	Orthofix International N.V. (a)	291,270
53,600	Pain Therapeutics, Inc. (a)	317,312
30,200	Palomar Medical Technologies, Inc. (a)	348,206
239,000	Sonic Innovations, Inc. (a)	239,000
203,900	Strategic Diagnostics, Inc. (a)	181,471
35,000	Syneron Medical Ltd. (a)	291,900
105,164	Synovis Life Technologies, Inc. (a)	1,970,773
46,130	U.S. Physical Therapy, Inc. (a)	614,913
30,600	Vascular Solutions, Inc. (a)	276,012
15,100	Young Innovations, Inc.	232,540
		14,506,688

INDUSTRIALS - 8.5%
9,800	Chase Corp.	110,642
74,613	Dynamic Materials Corp.	1,440,777
231,645	Flow International Corp. (a)	560,581
21,078	L.B. Foster Co. (a)	659,320
26,000	Lydall, Inc. (a)	149,500
15,000	Met-Pro Corp.	199,800
95,522	The Middleby Corp. (a)	2,604,885
		5,725,505

MACHINERY - 0.5%
16,743	Alamo Group, Inc.	250,308
4,726	The L.S. Starrett Co.	76,089
		326,397

UTILITIES - 2.0%
12,600	Chesapeake Utilities Corp.	396,648
36,000	Consolidated Water Co.	450,000
16,200	Florida Public Utilities Co.	170,262
7,900	Maine & Maritimes Corp.	306,915
		1,323,825

	Total Common Stocks (Cost $67,157,701)	67,376,834

SHORT-TERM INVESTMENTS - 0.9%

Principal Amount		Value
$486,000	U.S. Treasury Bills 0.155% 6/25/09	484,896
97,000	U.S. Cash Mgmt Bills 0.030% 4/29/09	96,982
	Total Short Term Investments (Cost $582,624)	581,878

	Total Investments (Cost $67,740,325) - 101.1%	67,958,712
	Other liabilities in excess of assets --(1.1)%	(726,608)
	NET ASSETS - 100.0%	$67,232,104

	(a) Non-income producing security.
	ADR American Depositary Receipt

See Accompanying Notes to Schedules of Portfolio Investments

The B. B. Funds
Notes to Schedule of Portfolio Investments
December 31, 2008 (Unaudited)

Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 31, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•   Level 1 - quoted prices in active markets for identical investments
•   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Micro-Cap Growth Fund
Investments in
Valuation Inputs	Securities
Level 1 - Quoted prices	$67,376,834
Level 2 - Other Significant Observable Inputs	581,878
Level 3 - Significant Unobservable Inputs	-
Total	$67,978,512

New Accounting Pronouncement
In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Security Transactions
During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	B.B. Funds

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert President

Date	February 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady Treasurer

Date	February 5, 2009